Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Branch	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
Number of retail branches | Branch	3
Lease expense | $	$ 168	$ 103